Nuveen Large Cap Value Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.3%
	COMMON STOCKS – 98.3%
	Banks – 6.1%
75,000	Bank of America Corp	$1,809,000
55,000	Citigroup Inc	2,635,050
15,000	Citizens Financial Group Inc	361,500
16,000	JPMorgan Chase & Co	1,556,960
3,000	M&T Bank Corp	316,980
31,000	PNC Financial Services Group Inc	3,535,240
72,000	Popular Inc	2,843,280
79,000	US Bancorp	2,809,240
	Total Banks	15,867,250
	Biotechnology – 7.0%
24,000	AbbVie Inc	2,224,080
23,000	Alexion Pharmaceuticals Inc, (2)	2,757,700
12,000	Amgen Inc	2,756,400
11,000	Biogen Inc, (2)	3,377,990
56,000	Gilead Sciences Inc	4,358,480
23,000	United Therapeutics Corp, (2)	2,712,850
	Total Biotechnology	18,187,500
	Capital Markets – 2.9%
26,000	Bank of New York Mellon Corp	966,420
19,000	Goldman Sachs Group Inc	3,733,310
48,000	State Street Corp	2,926,080
	Total Capital Markets	7,625,810
	Construction & Engineering – 1.1%
71,000	AECOM, (2)	2,752,670
	Construction Materials – 1.0%
38,000	Eagle Materials Inc, (2)	2,536,880
	Consumer Finance – 1.2%
47,000	Capital One Financial Corp	3,197,880
	Containers & Packaging – 1.1%
84,000	International Paper Co	2,860,200
	Diversified Financial Services – 1.1%
15,000	Berkshire Hathaway Inc, (2)	2,783,700

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services – 3.9%
237,000	AT&T Inc	$7,313,820
287,000	CenturyLink Inc	2,821,210
	Total Diversified Telecommunication Services	10,135,030
	Electrical Equipment – 1.2%
70,000	GrafTech International Ltd	478,800
33,000	Regal Beloit Corp	2,624,820
	Total Electrical Equipment	3,103,620
	Electronic Equipment, Instruments & Components – 1.7%
22,000	Arrow Electronics Inc, (2)	1,519,760
93,000	Jabil Inc	2,782,560
	Total Electronic Equipment, Instruments & Components	4,302,320
	Entertainment – 1.3%
6,000	Activision Blizzard Inc	431,880
23,000	Electronic Arts Inc, (2)	2,826,240
	Total Entertainment	3,258,120
	Food & Staples Retailing – 2.7%
83,000	Kroger Co	2,707,460
35,000	Sprouts Farmers Market Inc, (2)	879,550
80,000	Walgreens Boots Alliance Inc	3,435,200
	Total Food & Staples Retailing	7,022,210
	Food Products – 1.2%
101,000	Kraft Heinz Co	3,077,470
	Health Care Providers & Services – 9.4%
4,900	AmerisourceBergen Corp	467,166
13,000	Anthem Inc	3,823,430
57,000	Cardinal Health Inc	3,117,330
18,000	Cigna Corp	3,551,760
66,000	CVS Health Corp	4,327,620
33,000	DaVita Inc, (2)	2,671,680
8,000	Humana Inc	3,285,200
20,000	McKesson Corp	3,173,400
	Total Health Care Providers & Services	24,417,586
	Hotels, Restaurants & Leisure – 2.0%
313,000	International Game Technology PLC	2,638,590
81,000	Wyndham Destinations Inc	2,575,800
	Total Hotels, Restaurants & Leisure	5,214,390
	Household Durables – 2.1%
197,000	Newell Brands Inc	2,590,550

Shares	Description (1)	Value
	Household Durables (continued)
23,000	Whirlpool Corp	$2,801,860
	Total Household Durables	5,392,410
	Household Products – 0.3%
6,000	Procter & Gamble Co	695,520
	Independent Power & Renewable Electricity Producers – 1.1%
140,000	Vistra Energy Corp	2,861,600
	Industrial Conglomerates – 1.0%
22,000	Carlisle Cos Inc	2,636,920
	Insurance – 4.6%
91,000	Aflac Inc	3,318,770
33,000	Allstate Corp	3,227,730
85,000	Assured Guaranty Ltd	2,204,050
86,000	MetLife Inc	3,096,860
	Total Insurance	11,847,410
	Internet & Direct Marketing Retail – 2.1%
60,000	eBay Inc	2,732,400
33,000	Expedia Group Inc, (2)	2,622,840
	Total Internet & Direct Marketing Retail	5,355,240
	IT Services – 0.8%
9,000	VeriSign Inc, (2)	1,971,090
	Machinery – 3.8%
28,000	Caterpillar Inc	3,363,640
10,000	Crane Co	557,200
19,000	Cummins Inc	3,222,400
61,000	Timken Co	2,594,940
	Total Machinery	9,738,180
	Media – 1.7%
114,000	Discovery Inc, (2)	2,479,500
117,000	Interpublic Group of Cos Inc	2,001,870
	Total Media	4,481,370
	Metals & Mining – 2.2%
28,000	Reliance Steel & Aluminum Co	2,716,000
108,000	Steel Dynamics Inc	2,868,480
	Total Metals & Mining	5,584,480
	Multiline Retail – 1.6%
33,000	Target Corp	4,036,890

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 2.7%
102,000	CONSOL Energy Inc, (2)	$694,620
179,000	EQT Corp, (2)	2,387,860
378,000	Gulfport Energy Corp, (2)	570,780
528,000	Kosmos Energy Ltd, (2)	960,960
393,000	Range Resources Corp, (2)	2,354,070
	Total Oil, Gas & Consumable Fuels	6,968,290
	Pharmaceuticals – 8.6%
37,000	Bristol-Myers Squibb Co	2,209,640
21,000	Jazz Pharmaceuticals PLC, (2)	2,505,720
67,000	Johnson & Johnson	9,966,250
27,000	Merck & Co Inc	2,179,440
144,000	Pfizer Inc	5,499,360
	Total Pharmaceuticals	22,360,410
	Professional Services – 0.8%
31,000	ManpowerGroup Inc	2,143,340
	Real Estate Management & Development – 1.0%
59,000	CBRE Group Inc, (2)	2,594,820
	Semiconductors & Semiconductor Equipment – 3.3%
135,000	Intel Corp	8,495,550
	Software – 3.6%
14,000	Autodesk Inc, (2)	2,945,320
3,000	Citrix Systems Inc	444,360
134,000	NortonLifeLock Inc	3,052,520
122,000	Nuance Communications Inc, (2)	2,791,360
	Total Software	9,233,560
	Specialty Retail – 3.8%
37,000	Best Buy Co Inc	2,889,330
16,000	Home Depot Inc	3,975,680
23,000	Murphy USA Inc, (2)	2,670,300
5,000	Williams-Sonoma Inc	416,050
	Total Specialty Retail	9,951,360
	Technology Hardware, Storage & Peripherals – 4.2%
59,000	Dell Technologies Inc, (2)	2,928,760
262,000	Hewlett Packard Enterprise Co	2,544,020
184,000	HP Inc	2,785,760
58,000	NCR Corp, (2)	1,046,900
96,000	Xerox Holdings Corp	1,524,480
	Total Technology Hardware, Storage & Peripherals	10,829,920

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 0.9%
288,000	MGIC Investment Corp	$2,364,480
	Tobacco – 2.3%
92,000	Altria Group Inc	3,592,600
32,000	Philip Morris International Inc	2,347,520
	Total Tobacco	5,940,120
	Wireless Telecommunication Services – 0.9%
118,000	Telephone and Data Systems Inc	2,417,820
	Total Long-Term Investments (cost $249,054,980)	254,243,416

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.5%
	REPURCHASE AGREEMENTS – 1.5%
$3,834	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/20, repurchase price $3,834,384, collateralized by $3,570,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $3,912,006	0.000%	6/01/20	$3,834,384
	Total Short-Term Investments (cost $3,834,384)			3,834,384
	Total Investments (cost $252,889,364) – 99.8%			258,077,800
	Other Assets Less Liabilities – 0.2%			597,274
	Net Assets – 100%			$258,675,074
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$254,243,416	$ —	$ —	$254,243,416
Short-Term Investments:
Repurchase Agreements	—	3,834,384	—	3,834,384
Total	$254,243,416	$3,834,384	$ —	$258,077,800

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Large Cap Core Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Aerospace & Defense – 0.1%
27,000	Spirit AeroSystems Holdings Inc	$585,090
	Air Freight & Logistics – 1.4%
27,000	CH Robinson Worldwide Inc	2,190,510
71,000	XPO Logistics Inc, (2)	5,595,510
	Total Air Freight & Logistics	7,786,020
	Airlines – 0.7%
132,000	Southwest Airlines Co, (2)	4,237,200
	Banks – 1.0%
8,000	JPMorgan Chase & Co	778,480
121,000	Popular Inc	4,778,290
	Total Banks	5,556,770
	Biotechnology – 5.5%
98,000	AbbVie Inc	9,081,660
54,000	Alexion Pharmaceuticals Inc, (2)	6,474,600
34,000	Amgen Inc	7,809,800
21,000	Biogen Inc, (2)	6,448,890
11,000	United Therapeutics Corp, (2)	1,297,450
	Total Biotechnology	31,112,400
	Capital Markets – 1.8%
88,000	Evercore Inc	4,849,680
78,000	LPL Financial Holdings Inc	5,568,420
	Total Capital Markets	10,418,100
	Commercial Services & Supplies – 1.1%
26,000	Cintas Corp	6,446,960
	Construction & Engineering – 1.2%
51,000	AECOM, (2)	1,977,270
129,000	Arcosa Inc	4,923,930
	Total Construction & Engineering	6,901,200
	Construction Materials – 0.2%
18,000	Eagle Materials Inc, (2)	1,201,680
	Diversified Financial Services – 0.3%
10,000	Berkshire Hathaway Inc, (2)	1,855,800

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services – 2.6%
299,000	AT&T Inc	$9,227,140
564,000	CenturyLink Inc	5,544,120
	Total Diversified Telecommunication Services	14,771,260
	Electrical Equipment – 1.2%
162,000	GrafTech International Ltd	1,108,080
71,000	Regal Beloit Corp	5,647,340
	Total Electrical Equipment	6,755,420
	Electronic Equipment, Instruments & Components – 1.0%
193,000	Jabil Inc	5,774,560
	Entertainment – 3.4%
86,000	Activision Blizzard Inc	6,190,280
54,000	Electronic Arts Inc, (2)	6,635,520
689,000	Zynga Inc, (2)	6,304,350
	Total Entertainment	19,130,150
	Food & Staples Retailing – 1.3%
11,000	Costco Wholesale Corp	3,393,170
129,000	Sprouts Farmers Market Inc, (2)	3,241,770
19,000	Walgreens Boots Alliance Inc	815,860
	Total Food & Staples Retailing	7,450,800
	Health Care Providers & Services – 9.7%
59,000	AmerisourceBergen Corp	5,625,060
25,000	Anthem Inc	7,352,750
105,000	Cardinal Health Inc	5,742,450
96,000	CVS Health Corp	6,294,720
69,000	DaVita Inc, (2)	5,586,240
17,000	Humana Inc	6,981,050
38,000	McKesson Corp	6,029,460
38,000	UnitedHealth Group Inc	11,584,300
	Total Health Care Providers & Services	55,196,030
	Hotels, Restaurants & Leisure – 2.0%
693,000	International Game Technology PLC	5,841,990
166,000	Wyndham Destinations Inc	5,278,800
	Total Hotels, Restaurants & Leisure	11,120,790
	Household Durables – 0.5%
24,000	Whirlpool Corp	2,923,680
	Independent Power & Renewable Electricity Producers – 1.0%
291,000	Vistra Energy Corp	5,948,040

Shares	Description (1)	Value
	Industrial Conglomerates – 0.8%
39,000	Carlisle Cos Inc	$4,674,540
	Insurance – 2.4%
126,000	Assured Guaranty Ltd	3,267,180
120,000	Lincoln National Corp	4,551,600
169,000	MetLife Inc	6,085,690
	Total Insurance	13,904,470
	Interactive Media & Services – 5.0%
8,000	Alphabet Inc, (2)	11,468,160
75,000	Facebook Inc, (2)	16,881,750
	Total Interactive Media & Services	28,349,910
	Internet & Direct Marketing Retail – 6.7%
7,000	Amazoncom Inc, (2)	17,096,590
5,000	Booking Holdings Inc, (2)	8,197,100
152,000	eBay Inc	6,922,080
73,000	Expedia Group Inc, (2)	5,802,040
	Total Internet & Direct Marketing Retail	38,017,810
	IT Services – 2.3%
38,000	Mastercard Inc	11,433,820
8,000	Visa Inc	1,561,920
	Total IT Services	12,995,740
	Machinery – 1.1%
28,000	Caterpillar Inc	3,363,640
63,000	Timken Co	2,680,020
	Total Machinery	6,043,660
	Media – 1.0%
64,000	AMC Networks Inc, (2)	1,809,280
170,000	Discovery Inc, (2)	3,697,500
	Total Media	5,506,780
	Metals & Mining – 2.0%
59,000	Reliance Steel & Aluminum Co	5,723,000
221,000	Steel Dynamics Inc	5,869,760
	Total Metals & Mining	11,592,760
	Multiline Retail – 1.2%
56,000	Target Corp	6,850,480
	Oil, Gas & Consumable Fuels – 2.7%
349,000	EQT Corp, (2)	4,655,660
1,047,000	Extraction Oil & Gas Inc, (2)	303,630
523,000	Gulfport Energy Corp, (2)	789,730

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
279,000	Kosmos Energy Ltd, (2)	$507,780
916,000	Range Resources Corp, (2)	5,486,840
670,000	WPX Energy Inc, (2)	3,798,900
	Total Oil, Gas & Consumable Fuels	15,542,540
	Personal Products – 0.3%
42,000	Herbalife Nutrition Ltd, (2)	1,841,280
	Pharmaceuticals – 4.5%
55,000	Eli Lilly and Co	8,412,250
50,000	Jazz Pharmaceuticals PLC, (2)	5,966,000
23,000	Johnson & Johnson	3,421,250
98,000	Merck & Co Inc	7,910,560
	Total Pharmaceuticals	25,710,060
	Professional Services – 0.8%
67,000	ManpowerGroup Inc	4,632,380
	Real Estate Management & Development – 1.3%
122,000	CBRE Group Inc, (2)	5,365,560
19,000	Jones Lang LaSalle Inc, (2)	1,945,600
	Total Real Estate Management & Development	7,311,160
	Semiconductors & Semiconductor Equipment – 1.6%
6,000	Lam Research Corp	1,642,020
94,000	QUALCOMM Inc	7,602,720
	Total Semiconductors & Semiconductor Equipment	9,244,740
	Software – 15.0%
24,000	Adobe Inc, (2)	9,278,400
35,000	Autodesk Inc, (2)	7,363,300
20,000	Citrix Systems Inc	2,962,400
43,000	Fortinet Inc, (2)	5,985,600
24,000	Intuit Inc	6,967,680
186,000	Microsoft Corp	34,084,500
251,000	NortonLifeLock Inc	5,717,780
255,000	Nuance Communications Inc, (2)	5,834,400
141,000	Oracle Corp	7,581,570
	Total Software	85,775,630
	Specialty Retail – 2.2%
68,000	Best Buy Co Inc	5,310,120
10,000	Lowe's Cos Inc	1,303,500
50,000	Murphy USA Inc, (2)	5,805,000
	Total Specialty Retail	12,418,620

Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 8.9%
103,000	Apple Inc	$32,747,820
137,000	Dell Technologies Inc, (2)	6,800,680
514,000	Hewlett Packard Enterprise Co	4,990,940
359,000	HP Inc	5,435,260
31,000	Xerox Holdings Corp	492,280
	Total Technology Hardware, Storage & Peripherals	50,466,980
	Thrifts & Mortgage Finance – 0.9%
653,000	MGIC Investment Corp	5,361,130
	Tobacco – 0.9%
135,000	Altria Group Inc	5,271,750
	Wireless Telecommunication Services – 2.1%
258,000	Telephone and Data Systems Inc	5,286,420
65,000	T-Mobile US Inc, (2)	6,502,600
	Total Wireless Telecommunication Services	11,789,020
	Total Long-Term Investments (cost $496,269,689)	568,473,390

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2%
	REPURCHASE AGREEMENTS – 0.2%
$1,393	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/20, repurchase price $1,393,059, collateralized by $1,300,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $1,424,540	0.000%	6/01/20	$1,393,059
	Total Short-Term Investments (cost $1,393,059)			1,393,059
	Total Investments (cost $497,662,748) – 99.9%			569,866,449
	Other Assets Less Liabilities – 0.1%			448,425
	Net Assets – 100%			$570,314,874

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$568,473,390	$ —	$ —	$568,473,390
Short-Term Investments:
Repurchase Agreements	—	1,393,059	—	1,393,059
Total	$568,473,390	$1,393,059	$ —	$569,866,449

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Large Cap Growth Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	COMMON STOCKS – 99.0%
	Aerospace & Defense – 0.4%
48,000	Spirit AeroSystems Holdings Inc	$1,040,160
	Air Freight & Logistics – 1.0%
30,000	XPO Logistics Inc, (2)	2,364,300
	Airlines – 1.2%
57,000	Southwest Airlines Co, (2)	1,829,700
38,000	United Airlines Holdings Inc, (2)	1,065,520
	Total Airlines	2,895,220
	Biotechnology – 7.3%
49,000	AbbVie Inc	4,540,830
13,000	Alexion Pharmaceuticals Inc, (2)	1,558,700
19,000	Amgen Inc	4,364,300
9,000	Biogen Inc, (2)	2,763,810
24,000	Gilead Sciences Inc	1,867,920
9,000	Vertex Pharmaceuticals Inc, (2)	2,591,640
	Total Biotechnology	17,687,200
	Capital Markets – 2.1%
6,000	Ameriprise Financial Inc	840,420
35,000	Evercore Inc	1,928,850
33,000	LPL Financial Holdings Inc	2,355,870
	Total Capital Markets	5,125,140
	Commercial Services & Supplies – 0.0%
2,000	KAR Auction Services Inc, (2)	28,700
	Construction Materials – 1.0%
35,000	Eagle Materials Inc, (2)	2,336,600
	Containers & Packaging – 0.8%
59,000	International Paper Co	2,008,950
	Diversified Consumer Services – 0.8%
112,000	H&R Block Inc	1,904,000
	Electronic Equipment, Instruments & Components – 0.9%
70,000	Jabil Inc	2,094,400

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Entertainment – 2.4%
24,000	Electronic Arts Inc, (2)	$2,949,120
303,000	Zynga Inc, (2)	2,772,450
	Total Entertainment	5,721,570
	Food & Staples Retailing – 1.9%
7,000	Costco Wholesale Corp	2,159,290
98,000	Sprouts Farmers Market Inc, (2)	2,462,740
	Total Food & Staples Retailing	4,622,030
	Health Care Providers & Services – 7.8%
28,000	AmerisourceBergen Corp	2,669,520
4,000	Anthem Inc	1,176,440
7,551	Cardinal Health Inc	412,964
14,000	Cigna Corp	2,762,480
7,000	Humana Inc	2,874,550
15,000	McKesson Corp	2,380,050
22,000	UnitedHealth Group Inc	6,706,700
	Total Health Care Providers & Services	18,982,704
	Hotels, Restaurants & Leisure – 1.0%
134,000	MGM Resorts International	2,302,120
	Household Durables – 1.0%
38,000	Tempur Sealy International Inc, (2)	2,478,740
	Industrial Conglomerates – 1.0%
20,000	Carlisle Cos Inc	2,397,200
	Interactive Media & Services – 7.9%
6,000	Alphabet Inc, (2)	8,601,120
47,000	Facebook Inc, (2)	10,579,230
	Total Interactive Media & Services	19,180,350
	Internet & Direct Marketing Retail – 8.7%
5,000	Amazoncom Inc, (2)	12,211,850
2,000	Booking Holdings Inc, (2)	3,278,840
67,000	eBay Inc	3,051,180
32,000	Expedia Group Inc, (2)	2,543,360
	Total Internet & Direct Marketing Retail	21,085,230
	IT Services – 5.0%
8,000	Booz Allen Hamilton Holding Corp	638,080
34,000	GoDaddy Inc, (2)	2,626,500
21,000	Mastercard Inc	6,318,690
10,000	VeriSign Inc, (2)	2,190,100

Shares	Description (1)	Value
	IT Services (continued)
2,000	Visa Inc	$390,480
	Total IT Services	12,163,850
	Leisure Products – 0.5%
14,000	Polaris Inc	1,222,760
	Media – 1.1%
10,000	AMC Networks Inc, (2)	282,700
138,000	Interpublic Group of Cos Inc	2,361,180
	Total Media	2,643,880
	Metals & Mining – 0.9%
80,000	Steel Dynamics Inc	2,124,800
	Multiline Retail – 1.5%
77,000	Nordstrom Inc, (2)	1,242,010
20,000	Target Corp	2,446,600
	Total Multiline Retail	3,688,610
	Oil, Gas & Consumable Fuels – 1.3%
56,000	Diamondback Energy Inc	2,384,480
55,000	EQT Corp, (2)	733,700
40,000	Gulfport Energy Corp, (2)	60,400
	Total Oil, Gas & Consumable Fuels	3,178,580
	Personal Products – 0.4%
23,000	Herbalife Nutrition Ltd, (2)	1,008,320
	Pharmaceuticals – 2.9%
29,000	Eli Lilly and Co	4,435,550
22,000	Jazz Pharmaceuticals PLC, (2)	2,625,040
	Total Pharmaceuticals	7,060,590
	Real Estate Management & Development – 1.4%
52,000	CBRE Group Inc, (2)	2,286,960
11,000	Jones Lang LaSalle Inc, (2)	1,126,400
	Total Real Estate Management & Development	3,413,360
	Road & Rail – 1.0%
20,000	Landstar System Inc	2,325,200
	Semiconductors & Semiconductor Equipment – 1.6%
48,000	QUALCOMM Inc	3,882,240
	Software – 17.5%
7,000	Adobe Inc, (2)	2,706,200
15,000	Autodesk Inc, (2)	3,155,700

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Software (continued)
18,000	Citrix Systems Inc	$2,666,160
20,000	Fortinet Inc, (2)	2,784,000
12,000	Intuit Inc	3,483,840
128,000	Microsoft Corp	23,456,000
75,000	Oracle Corp	4,032,750
	Total Software	42,284,650
	Specialty Retail – 3.3%
32,000	Best Buy Co Inc	2,498,880
12,000	Burlington Stores Inc, (2)	2,516,040
36,000	Williams-Sonoma Inc	2,995,560
	Total Specialty Retail	8,010,480
	Technology Hardware, Storage & Peripherals – 12.1%
70,000	Apple Inc	22,255,800
57,000	Dell Technologies Inc, (2)	2,829,480
140,000	HP Inc	2,119,600
121,000	NCR Corp, (2)	2,184,050
	Total Technology Hardware, Storage & Peripherals	29,388,930
	Tobacco – 1.3%
78,000	Altria Group Inc	3,045,900
	Total Long-Term Investments (cost $163,155,394)	239,696,764

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%
	REPURCHASE AGREEMENTS – 1.0%
$2,334	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/20, repurchase price $2,334,095, collateralized by $2,175,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $2,383,365	0.000%	6/01/20	$2,334,095
	Total Short-Term Investments (cost $2,334,095)			2,334,095
	Total Investments (cost $165,489,489) – 100.0%			242,030,859
	Other Assets Less Liabilities – (0.0)%			(32,552)
	Net Assets – 100%			$241,998,307

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$239,696,764	$ —	$ —	$239,696,764
Short-Term Investments:
Repurchase Agreements	—	2,334,095	—	2,334,095
Total	$239,696,764	$2,334,095	$ —	$242,030,859

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Equity Market Neutral Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 81.2%
	COMMON STOCKS – 81.2%
	Aerospace & Defense – 0.7%
94,000	Spirit AeroSystems Holdings Inc	$2,036,980
	Air Freight & Logistics – 1.5%
24,000	CH Robinson Worldwide Inc	1,947,120
28,000	XPO Logistics Inc, (2)	2,206,680
	Total Air Freight & Logistics	4,153,800
	Automobiles – 0.9%
29,000	Thor Industries Inc	2,499,800
	Banks – 2.3%
55,000	Popular Inc	2,171,950
191,000	Regions Financial Corp	2,160,210
170,000	Sterling Bancorp/DE	2,091,000
	Total Banks	6,423,160
	Biotechnology – 4.3%
26,000	AbbVie Inc	2,409,420
21,000	Alexion Pharmaceuticals Inc, (2)	2,517,900
8,000	Biogen Inc, (2)	2,456,720
81,000	Exelixis Inc, (2)	2,001,510
20,000	United Therapeutics Corp, (2)	2,359,000
	Total Biotechnology	11,744,550
	Capital Markets – 1.6%
38,000	Evercore Inc	2,094,180
31,000	LPL Financial Holdings Inc	2,213,090
	Total Capital Markets	4,307,270
	Commercial Services & Supplies – 0.8%
160,000	KAR Auction Services Inc, (2)	2,296,000
	Construction & Engineering – 1.6%
58,000	AECOM, (2)	2,248,660
58,000	Arcosa Inc	2,213,860
	Total Construction & Engineering	4,462,520
	Construction Materials – 0.8%
33,000	Eagle Materials Inc, (2)	2,203,080

Shares	Description (1)	Value
	Containers & Packaging – 0.8%
155,000	Graphic Packaging Holding Co	$2,242,850
	Diversified Consumer Services – 0.8%
50,000	frontdoor Inc, (2)	2,282,500
	Diversified Telecommunication Services – 0.8%
234,000	CenturyLink Inc	2,300,220
	Electrical Equipment – 1.7%
318,000	GrafTech International Ltd	2,175,120
31,000	Regal Beloit Corp	2,465,740
	Total Electrical Equipment	4,640,860
	Electronic Equipment, Instruments & Components – 3.3%
34,000	Arrow Electronics Inc, (2)	2,348,720
76,000	Avnet Inc	2,070,240
77,000	Jabil Inc	2,303,840
21,000	SYNNEX Corp, (2)	2,239,650
	Total Electronic Equipment, Instruments & Components	8,962,450
	Energy Equipment & Services – 0.8%
575,000	Patterson-UTI Energy Inc	2,121,750
	Entertainment – 1.7%
17,000	Electronic Arts Inc, (2)	2,088,960
287,000	Zynga Inc, (2)	2,626,050
	Total Entertainment	4,715,010
	Equity Real Estate Investment Trust – 0.2%
15,000	Vornado Realty Trust	543,150
	Food & Staples Retailing – 0.8%
92,000	Sprouts Farmers Market Inc, (2)	2,311,960
	Health Care Providers & Services – 6.8%
24,000	AmerisourceBergen Corp	2,288,160
8,000	Anthem Inc	2,352,880
41,000	Cardinal Health Inc	2,242,290
27,000	DaVita Inc, (2)	2,185,920
6,000	Humana Inc	2,463,900
14,000	McKesson Corp	2,221,380
136,000	MEDNAX Inc, (2)	2,112,080
3,000	Molina Healthcare Inc, (2)	557,460
8,000	UnitedHealth Group Inc	2,438,800
	Total Health Care Providers & Services	18,862,870

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.4%
40,000	Hyatt Hotels Corp, (2)	$2,203,600
279,000	International Game Technology PLC	2,351,970
126,000	MGM Resorts International	2,164,680
	Total Hotels, Restaurants & Leisure	6,720,250
	Household Durables – 1.9%
25,000	Newell Brands Inc	328,750
36,000	Tempur Sealy International Inc, (2)	2,348,280
20,000	Whirlpool Corp	2,436,400
	Total Household Durables	5,113,430
	Household Products – 0.8%
49,000	Spectrum Brands Holdings Inc	2,318,680
	Independent Power & Renewable Electricity Producers – 0.9%
117,000	Vistra Energy Corp	2,391,480
	Industrial Conglomerates – 0.9%
20,000	Carlisle Cos Inc	2,397,200
	Insurance – 1.9%
67,000	Assured Guaranty Ltd	1,737,310
31,000	Lincoln National Corp	1,175,830
65,000	MetLife Inc	2,340,650
	Total Insurance	5,253,790
	Interactive Media & Services – 0.8%
10,000	Facebook Inc, (2)	2,250,900
	Internet & Direct Marketing Retail – 2.9%
2,000	Booking Holdings Inc, (2)	3,278,840
52,000	eBay Inc	2,368,080
28,000	Expedia Group Inc, (2)	2,225,440
	Total Internet & Direct Marketing Retail	7,872,360
	Leisure Products – 0.8%
26,000	Polaris Inc	2,270,840
	Machinery – 2.4%
39,000	AGCO Corp	2,153,970
218,000	Gates Industrial Corp PLC, (2)	2,190,900
52,000	Timken Co	2,212,080
	Total Machinery	6,556,950
	Media – 2.4%
79,000	AMC Networks Inc, (2)	2,233,330

Shares	Description (1)	Value
	Media (continued)
99,000	Discovery Inc, (2)	$2,153,250
126,000	Interpublic Group of Cos Inc	2,155,860
	Total Media	6,542,440
	Metals & Mining – 1.7%
23,000	Reliance Steel & Aluminum Co	2,231,000
94,000	Steel Dynamics Inc	2,496,640
	Total Metals & Mining	4,727,640
	Multiline Retail – 0.8%
18,000	Target Corp	2,201,940
	Oil, Gas & Consumable Fuels – 6.7%
502,000	Antero Midstream Corp	2,399,560
680,000	Antero Resources Corp, (2)	2,033,200
166,000	Devon Energy Corp	1,794,460
52,000	Diamondback Energy Inc	2,214,160
169,000	EQT Corp, (2)	2,254,460
1,245,000	Kosmos Energy Ltd, (2)	2,265,900
114,000	Murphy Oil Corp	1,362,300
366,000	Range Resources Corp, (2)	2,192,340
364,000	WPX Energy Inc, (2)	2,063,880
	Total Oil, Gas & Consumable Fuels	18,580,260
	Paper & Forest Products – 0.8%
105,000	Domtar Corp, (2)	2,142,000
	Personal Products – 0.8%
50,000	Herbalife Nutrition Ltd, (2)	2,192,000
	Pharmaceuticals – 1.6%
13,000	Eli Lilly and Co	1,988,350
20,000	Jazz Pharmaceuticals PLC, (2)	2,386,400
	Total Pharmaceuticals	4,374,750
	Professional Services – 0.8%
31,000	ManpowerGroup Inc	2,143,340
	Real Estate Management & Development – 0.8%
51,000	CBRE Group Inc, (2)	2,242,980
	Road & Rail – 0.7%
16,000	Landstar System Inc	1,860,160
	Semiconductors & Semiconductor Equipment – 1.6%
21,000	Qorvo Inc, (2)	2,199,540

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
29,000	QUALCOMM Inc	$2,345,520
	Total Semiconductors & Semiconductor Equipment	4,545,060
	Software – 5.9%
3,000	Adobe Inc, (2)	1,159,800
11,000	Autodesk Inc, (2)	2,314,180
16,000	Citrix Systems Inc	2,369,920
15,000	Fortinet Inc, (2)	2,088,000
11,000	Microsoft Corp	2,015,750
97,000	NortonLifeLock Inc	2,209,660
105,000	Nuance Communications Inc, (2)	2,402,400
31,000	Oracle Corp	1,666,870
	Total Software	16,226,580
	Specialty Retail – 2.7%
29,000	Best Buy Co Inc	2,264,610
20,000	Murphy USA Inc, (2)	2,322,000
34,000	Williams-Sonoma Inc	2,829,140
	Total Specialty Retail	7,415,750
	Technology Hardware, Storage & Peripherals – 3.8%
7,000	Apple Inc	2,225,580
53,000	Dell Technologies Inc, (2)	2,630,920
210,000	Hewlett Packard Enterprise Co	2,039,100
107,000	NCR Corp, (2)	1,931,350
99,000	Xerox Holdings Corp	1,572,120
	Total Technology Hardware, Storage & Peripherals	10,399,070
	Textiles, Apparel & Luxury Goods – 0.7%
209,000	Hanesbrands Inc	2,060,740
	Thrifts & Mortgage Finance – 0.7%
228,000	MGIC Investment Corp	1,871,880
	Wireless Telecommunication Services – 0.8%
111,000	Telephone and Data Systems Inc	2,274,390
	Total Long-Term Investments (cost $207,482,130)	224,057,640

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 35.2%
	REPURCHASE AGREEMENTS – 35.2%
$97,180	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/20, repurchase price $97,179,907, collateralized by $86,855,000 U.S. Treasury Notes, 3.000%, due 10/31/25, value $99,128,133	0.000%	6/01/20	$97,179,907
	Total Short-Term Investments (cost $97,179,907)			97,179,907
	Total Investments (cost $304,662,037) – 116.4%			321,237,547

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (94.4)% (3)
	Aerospace & Defense – (3.7)%
(18,000)	Boeing Co, (2)	$(2,625,300)
(41,000)	BWX Technologies Inc	(2,565,370)
(17,000)	General Dynamics Corp	(2,496,110)
(25,000)	HEICO Corp	(2,519,000)
	Total Aerospace & Defense	(10,205,780)
	Air Freight & Logistics – (0.9)%
(19,000)	FedEx Corp	(2,480,640)
	Automobiles – (0.9)%
(3,000)	Tesla Inc, (2)	(2,505,000)
	Banks – (1.2)%
(8,000)	Cullen/Frost Bankers Inc	(607,760)
(234,000)	Umpqua Holdings Corp	(2,665,260)
	Total Banks	(3,273,020)
	Beverages – (0.9)%
(19,000)	PepsiCo Inc	(2,499,450)
	Biotechnology – (1.0)%
(32,000)	Exact Sciences Corp, (2)	(2,748,160)
	Building Products – (1.2)%
(3,000)	Lennox International Inc	(641,520)
(388,000)	Resideo Technologies Inc, (2)	(2,739,280)
	Total Building Products	(3,380,800)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Chemicals – (5.4)%
(7,000)	Air Products and Chemicals Inc	$(1,691,550)
(37,000)	Albemarle Corp	(2,831,240)
(53,000)	DuPont de Nemours Inc	(2,688,690)
(18,000)	International Flavors & Fragrances Inc	(2,397,420)
(139,000)	Valvoline Inc	(2,550,650)
(53,000)	WR Grace & Co	(2,766,600)
	Total Chemicals	(14,926,150)
	Commercial Services & Supplies – (2.4)%
(29,000)	Copart Inc, (2)	(2,592,310)
(37,000)	IAA Inc, (2)	(1,517,000)
(47,000)	Stericycle Inc, (2)	(2,577,010)
	Total Commercial Services & Supplies	(6,686,320)
	Consumer Finance – (0.1)%
(8,000)	Discover Financial Services	(386,490)
	Containers & Packaging – (1.0)%
(84,000)	Sealed Air Corp	(2,696,400)
	Diversified Consumer Services – (0.9)%
(26,000)	Grand Canyon Education Inc, (2)	(2,537,340)
	Diversified Telecommunication Services – (1.0)%
(38,000)	GCI Liberty Inc, (2)	(2,629,220)
	Electric Utilities – (5.6)%
(45,000)	Alliant Energy Corp	(2,221,200)
(29,000)	American Electric Power Co Inc	(2,472,250)
(42,000)	Edison International	(2,440,620)
(23,000)	Eversource Energy	(1,925,100)
(56,000)	FirstEnergy Corp	(2,366,560)
(29,000)	Southern Co	(1,655,030)
(36,000)	Xcel Energy Inc	(2,341,080)
	Total Electric Utilities	(15,421,840)
	Electronic Equipment, Instruments & Components – (1.8)%
(56,000)	FLIR Systems Inc	(2,587,200)
(16,000)	IPG Photonics Corp, (2)	(2,486,400)
	Total Electronic Equipment, Instruments & Components	(5,073,600)

Shares	Description (1)	Value
	Entertainment – (4.6)%
(77,000)	Liberty Media Corp-Liberty Formula One, (2)	$(2,668,050)
(16,000)	Madison Square Garden Sports C, (2)	(2,730,080)
(5,000)	Netflix Inc, (2)	(2,098,650)
(22,000)	Walt Disney Co, (2)	(2,580,600)
(58,000)	World Wrestling Entertainment Inc	(2,683,660)
	Total Entertainment	(12,761,040)
	Food & Staples Retailing – (2.6)%
(60,000)	Grocery Outlet Holding Corp, (2)	(2,208,600)
(51,000)	Sysco Corp	(2,813,160)
(105,000)	US Foods Holding Corp, (2)	(2,009,700)
	Total Food & Staples Retailing	(7,031,460)
	Food Products – (4.9)%
(60,000)	Archer-Daniels-Midland Co	(2,358,600)
(21,000)	Beyond Meat Inc, (2)	(2,694,090)
(72,000)	Bunge Ltd	(2,809,440)
(56,000)	Hormel Foods Corp	(2,734,480)
(1,000)	Seaboard Corp	(2,940,000)
	Total Food Products	(13,536,610)
	Gas Utilities – (0.9)%
(25,000)	Atmos Energy Corp	(2,569,500)
	Health Care Equipment & Supplies – (5.5)%
(55,000)	Cantel Medical Corp, (2)	(2,314,400)
(10,000)	ICU Medical Inc, (2)	(1,996,200)
(5,000)	Intuitive Surgical Inc, (2)	(2,900,150)
(13,000)	Penumbra Inc, (2)	(2,241,460)
(13,000)	Stryker Corp	(2,544,490)
(2,000)	Teleflex Inc	(725,720)
(21,000)	Varian Medical Systems Inc, (2)	(2,549,190)
	Total Health Care Equipment & Supplies	(15,271,610)
	Health Care Providers & Services – (0.9)%
(161,000)	Covetrus Inc, (2)	(2,460,080)
	Health Care Technology – (1.0)%
(212,000)	Change Healthcare Inc, (2)	(2,645,760)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – (4.5)%
(59,000)	Aramark	$(1,527,510)
(33,000)	Darden Restaurants Inc, (2)	(2,536,380)
(28,000)	Marriott International Inc/MD, (2)	(2,478,000)
(33,000)	Starbucks Corp	(2,573,670)
(17,000)	Yum China Holdings Inc, (2)	(787,780)
(28,000)	Yum! Brands Inc	(2,512,440)
	Total Hotels, Restaurants & Leisure	(12,415,780)
	Household Products – (0.8)%
(11,000)	Clorox Co	(2,268,750)
	Insurance – (2.3)%
(3,000)	Markel Corp, (2)	(2,692,260)
(10,000)	Marsh & McLennan Cos Inc	(1,059,200)
(45,000)	WR Berkley Corp	(2,607,750)
	Total Insurance	(6,359,210)
	Interactive Media & Services – (1.0)%
(45,000)	Zillow Group Inc, (2)	(2,609,550)
	IT Services – (3.1)%
(52,000)	Alliance Data Systems Corp	(2,409,160)
(9,000)	Fidelity National Information Services Inc	(1,249,470)
(30,000)	Square Inc, (2)	(2,432,400)
(12,000)	Twilio Inc, (2)	(2,371,200)
	Total IT Services	(8,462,230)
	Leisure Products – (0.4)%
(13,000)	Hasbro Inc	(955,630)
	Life Sciences Tools & Services – (0.2)%
(17,000)	Adaptive Biotechnologies Corp, (2)	(657,900)
	Machinery – (0.9)%
(54,000)	Graco Inc	(2,603,340)
	Media – (0.1)%
(1,000)	Liberty Broadband Corp, (2)	(136,620)
	Metals & Mining – (1.0)%
(292,000)	Freeport-McMoRan Inc, (2)	(2,648,440)
	Multiline Retail – (1.0)%
(30,000)	Ollie's Bargain Outlet Holdings Inc, (2)	(2,743,500)

Shares	Description (1)	Value
	Multi-Utilities – (3.2)%
(4,000)	Ameren Corp	$(298,920)
(29,000)	Consolidated Edison Inc	(2,176,740)
(33,000)	Dominion Energy Inc	(2,805,330)
(21,000)	Sempra Energy	(2,652,510)
(11,000)	WEC Energy Group Inc	(1,009,030)
	Total Multi-Utilities	(8,942,530)
	Oil, Gas & Consumable Fuels – (3.7)%
(55,000)	Exxon Mobil Corp	(2,500,850)
(56,000)	Hess Corp	(2,658,320)
(70,000)	ONEOK Inc	(2,568,300)
(33,000)	Phillips 66	(2,582,580)
	Total Oil, Gas & Consumable Fuels	(10,310,050)
	Pharmaceuticals – (0.8)%
(104,000)	Elanco Animal Health Inc, (2)	(2,226,640)
	Professional Services – (1.0)%
(17,000)	Equifax Inc	(2,610,520)
	Road & Rail – (2.8)%
(7,000)	AMERCO, (2)	(2,257,500)
(86,000)	Lyft Inc, (2)	(2,688,360)
(75,000)	Uber Technologies Inc, (2)	(2,724,000)
	Total Road & Rail	(7,669,860)
	Semiconductors & Semiconductor Equipment – (2.8)%
(47,000)	Cree Inc, (2)	(2,476,430)
(58,000)	First Solar Inc, (2)	(2,703,960)
(12,000)	Monolithic Power Systems Inc	(2,517,000)
	Total Semiconductors & Semiconductor Equipment	(7,697,390)
	Software – (8.0)%
(49,000)	Anaplan Inc, (2)	(2,250,080)
(30,000)	Elastic NV, (2)	(2,577,600)
(204,000)	FireEye Inc, (2)	(2,545,920)
(97,000)	Medallia Inc, (2)	(2,743,160)
(38,000)	New Relic Inc, (2)	(2,513,700)
(102,000)	Nutanix Inc, (2)	(2,454,120)
(93,000)	PagerDuty Inc, (2)	(2,469,150)
(126,000)	Pluralsight Inc, (2)	(2,624,580)
(10,000)	Workday Inc, (2)	(1,834,300)
	Total Software	(22,012,610)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Specialty Retail – (2.0)%
(32,000)	CarMax Inc, (2)	$(2,817,600)
(27,000)	Five Below Inc, (2)	(2,825,550)
	Total Specialty Retail	(5,643,150)
	Textiles, Apparel & Luxury Goods – (1.7)%
(147,000)	Capri Holdings Ltd, (2)	(2,210,880)
(35,000)	Columbia Sportswear Co, (2)	(2,557,100)
	Total Textiles, Apparel & Luxury Goods	(4,767,980)
	Thrifts & Mortgage Finance – (1.0)%
(11,000)	LendingTree Inc, (2)	(2,860,220)
	Trading Companies & Distributors – (1.7)%
(67,000)	Air Lease Corp	(2,017,370)
(66,000)	Fastenal Co	(2,723,160)
	Total Trading Companies & Distributors	(4,740,530)
	Water Utilities – (2.0)%
(21,000)	American Water Works Co Inc	(2,667,000)
(62,000)	Essential Utilities Inc	(2,713,120)
	Total Water Utilities	(5,380,120)
	Total Common Stocks Sold Short (proceeds $266,797,561)	(260,448,820)
	Other Assets Less Liabilities – 78.0%	215,226,325
	Net Assets – 100%	$276,015,052
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$224,057,640	$ —	$ —	$224,057,640
Short-Term Investments:
Repurchase Agreements	—	97,179,907	—	97,179,907
Common Stocks Sold Short	(260,448,820)	—	—	(260,448,820)
Total	$(36,391,180)	$97,179,907	$ —	$60,788,727

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $101,615,140 have been pledged as collateral for Common Stocks Sold Short.